Cost method investments (Details Narrative)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Line Items]
Investments	$ 13,619	¥ 97,062	¥ 97,062
Impairment allowance of cost method investments			568,907
Investment [Member]
Schedule of Investments [Line Items]
Investments			¥ 534,031